Subsequent Events - Additional Information (details) (USD $)	12 Months Ended						0 Months Ended	1 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Mar. 08, 2013 Anadarko-Operated Marcellus Interest [Member]	Mar. 31, 2012 Anadarko-Operated Marcellus Interest [Member]	Mar. 08, 2013 Anadarko-Operated Marcellus Interest [Member]
Business Acquisition Line Items
Percentage acquired								33.75%
Total consideration for acquisition									$ 134,900,000
Borrowings	$ 1,041,648,000	[1]	$ 1,055,939,000	[1]	$ 660,000,000	[1]	$ 133,500,000

[1]	Financial information has been recast to include the financial position and results attributable to the Non-Operated Marcellus Interest. See Note 2.